Income Taxes (Deferred tax assets and deferred tax liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets:
Deferred Compensation	$ 670,582	$ 587,322
Provision for Loan Losses	2,781,850	2,000,131
Other Real Estate Owned	3,248	0
Net Fees Deferred for Financial Reporting	74,743	76,262
Net Operating Losses	410,419	356,759
Other	105,993	126,492
Total Gross Deferred Tax Assets	4,046,835	3,146,966
Less: Valuation Allowance	(410,419)	(356,759)
Net Deferred Tax Assets	3,636,416	2,790,207
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	72,196	72,208
Depreciation	1,040,831	585,520
Prepaid Expenses	43,943	35,033
Unrealized Gain on Securities Available for Sale	4,037,110	1,473,077
Total Gross Deferred Tax Liability	5,194,080	2,165,838
Net Deferred Tax (Liability) Asset	(1,557,664)	$ 624,369
Valuation Allowance, Deferred Tax Asset, Change in Amount	54,000
Bad Debt Reserve for Tax Purposes of Qualified Lender	$ 2,100,000